UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                     ---------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                     Date of fiscal year end: MAY 31, 2004
                                              ------------

                    Date of reporting period: AUGUST 31, 2004
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund Portfolio of Investments
August 31, 2004 (Unaudited)

                                                                            MARKET
      SHARES                           DESCRIPTION                           VALUE
   ------------     -----------------------------------------------      ------------

                  COMMON STOCKS - 65.8%
                  AUSTRALIA - 6.4%
       330,015    Australian Pipeline Trust                         $        652,511
    12,040,788    Envestra Ltd.                                            9,267,824
       997,154    GasNet Australia Group                                   1,619,520
                                                                    --------------------
                                                                          11,539,855
                                                                    --------------------
                  ITALY - 8.3%
     1,950,000    Enel SPA                                                15,048,491
                                                                    --------------------
                  UNITED KINGDOM - 37.5%
     1,323,275    AWG plc                                                 15,092,397
   439,327,300    AWG plc, Redeemable*                                       766,617
     1,761,381    Kelda Group plc                                         16,714,547
     1,000,000    National Grid Transco plc                                8,342,626
       955,000    Severn Trent plc                                        14,877,848
     1,197,999    United Utilities plc                                    11,799,387
                                                                    --------------------
                                                                          67,593,422
                                                                    --------------------
                  UNITED STATES - 13.6%
       265,000    Ameren Corp.                                            12,399,350
       285,000    Consolidated Edison, Inc.                               12,027,000
                                                                    --------------------
                                                                          24,426,350
                                                                    --------------------

                  TOTAL COMMON STOCKS                                    118,608,118
                                                                    --------------------
                  (Cost $115,513,553)
                  CANADIAN INCOME TRUSTS - 27.8%
     1,723,300    Northland Power Income Fund                             14,910,155
     1,672,800    Pembina Pipeline Income Fund                            15,095,319
     1,390,300    The Consumer's Waterheater Income Fund                  14,698,603
       629,200    UE Waterheater Income Fund                               5,396,144
                                                                    --------------------

                  TOTAL CANADIAN INCOME TRUSTS                            50,100,221
                                                                    --------------------
                  (Cost $46,434,805)
    PRINCIPAL                                                               MARKET
      VALUE                            DESCRIPTION                           VALUE
   ------------     -----------------------------------------------      ------------
                  SENIOR FLOATING RATE INTERESTS - 41.1%
                  BROADCAST MEDIA - 1.7%
  $  1,000,000    Bragg Communications, Inc., Term Loan, 8/31/11           1,007,500
                  Cablecom
     1,000,000      Term Loan B, 4/15/12                                     997,500
     1,000,000      Term Loan C, 4/15/13                                     997,500
                                                                    --------------------
                                                                           3,002,500
                                                                    --------------------
                  CABLE TELEVISION - 3.2%
     3,000,000    Century Cable Holdings, LLC,
                       Term Loan, 6/30/09                                  2,920,713
     3,000,000    Charter Communications Operating, LLC,
                       Term Loan A, 4/27/10                                2,924,658
                                                                    --------------------
                                                                           5,845,371
                                                                    --------------------
                  COAL - 0.6%
     1,000,000    Foundation PA Coal Company,
                       Term Loan B, 7/30/11                                1,009,250
                                                                    --------------------

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund - (Continued)
Portfolio of Investments
August 31, 2004 (Unaudited)


    PRINCIPAL                                                               MARKET
      VALUE                            DESCRIPTION                           VALUE
   ------------     -----------------------------------------------      ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  DIVERSIFIED/CONGLOMERATE SERVICES - 1.1%
  $  1,864,140    The Kansas City Southern Railway Company, Term
                    Loan B, 3/31/08                                 $      1,882,004
                                                                    --------------------
                  ENTERTAINMENT - 1.1%
     2,000,000    NTL Investment Holdings Ltd.,
                     Term Loan, 5/10/12                                    1,973,334
                                                                    --------------------
                  ENVIRONMENTAL SERVICES - 2.5%
     1,739,130    Duratek, Inc., Term Loan, 12/16/09                       1,733,696
                  Envirosolutions Holdings, Inc.
     2,407,105      Term Loan, 3/01/09+                                    2,401,087
       384,797      Term Loan DD, 3/01/09+                                   383,835
                                                                    --------------------
                                                                           4,518,618
                                                                    --------------------
                  HEALTHCARE (PROVIDERS & SERVICES) - 7.8%
     2,000,000    Ardent Health Services LLC,
                     Term Loan B, 8/12/11                                  2,000,000
     2,000,000    Community Health Systems, Inc.,
                     Term Loan, 8/19/11                                    1,999,286
     2,000,000    Genesis Healthcare Corp.,
                     Term Loan B, 12/01/10                                 2,024,166
     2,000,000    Iasis Healthcare Corp., Term Loan B, 6/22/11             2,021,876
     2,000,000    MedCath Holdings Corp., Term Loan, 6/30/11               2,023,750
                  Skilled Healthcare Group, Inc.
     1,000,000       Term Loan, 1/31/11                                    1,020,000
     1,000,000       Term Loan, 7/31/10                                    1,006,250
     2,000,000    Vanguard Health Systems, Inc.,
                     Term Loan, 5/18/11                                    1,997,500
                                                                    --------------------
                                                                          14,092,828
                                                                    --------------------
                  OIL & GAS - 4.2%
     2,000,000    La Grange Acquisition, LP, Term Loan, 1/18/08            2,025,000
                  Quest Cherokee, LLC
       284,444      L of C, 12/31/08***                                      285,867
     2,275,556      Term Loan, 7/22/10                                     2,286,933
     1,000,000    SemCrude, L.P., Term Loan, 8/27/10                       1,008,750
     1,000,000    Transwestern Pipeline Company,
                     Term Loan B, 4/30/09                                  1,006,667
     1,000,000    Vulcan Energy Corp., Term Loan, 7/23/10                  1,012,500
                                                                    --------------------
                                                                           7,625,717
                                                                    --------------------
                  TELECOMMUNICATIONS (WIRELESS) - 2.8%
     2,000,000    AAT Communications Corp.,
                     Term Loan B, 1/16/12                                  2,019,166
     2,000,000    American Tower Corp., Term Loan B, 8/31/11               2,025,626
     1,000,000    GCI Holdings, Inc., Term Loan, 10/31/07                  1,006,250
                                                                    --------------------
                                                                           5,051,042
                                                                    --------------------
                  UTILITY (ELECTRIC) - 16.1%
     1,995,000    Allegheny Energy Supply Company,
                     Term Loan B, 3/08/11                                  2,021,434
     2,000,000    Astoria Energy LLC, Term Loan, 4/16/12                   2,023,334

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund - (Continued)
Portfolio of Investments
August 31, 2004 (Unaudited)


    PRINCIPAL                                                               MARKET
      VALUE                            DESCRIPTION                           VALUE
   ------------     -----------------------------------------------      ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  UTILITY (ELECTRIC) - CONTINUED
                  CenterPoint Energy, Inc.
  $  2,000,000      Revolving Credit, 10/07/06+                     $      1,991,666
     1,994,565      Term Loan, 10/07/06+                                   1,999,552
     1,995,000    Cogentrix Delaware Holdings, Inc.,
                    Term Loan, 2/25/09                                     2,023,678
     2,000,000    Coleto Creek WLE, LP, Term Loan C, 6/30/12               2,028,334
     1,995,000    Midwest Generation, LLC, Term Loan, 4/27/11              2,016,197
     2,000,000    Mission Energy Holdings International,  LLC,
                    Term Loan, 12/11/06                                    2,003,750
     2,000,000    Nevada Power Company, L of C, 5/04/09***                 2,010,000
                  NRG Energy, Inc.
       719,674      Credit Link, 12/23/10                                    740,905
     1,275,313      Term Loan, 6/23/10                                     1,312,935
     2,436,590    Reliant Resources, Inc., Term Loan, 3/15/07              2,433,544
     1,201,361    Riverside Energy Center, LLC,
                    Term Loan, 6/24/11                                     1,210,371
                  Rocky Mountain Energy Center, LLC,
       127,438      L of C, 6/24/11***                                       128,393
     1,671,202      Term Loan, 6/24/11                                     1,683,736
     2,500,000    Saguaro Utility Group I Corp. (Unisource),
                    Term Loan DD, 3/25/11+                                 2,467,187
     1,000,000    Sierra Pacific Power Company,
                    L of C, 5/04/08***                                     1,005,000
                                                                    --------------------
                                                                          29,100,016
                                                                    --------------------

                  TOTAL SENIOR FLOATING RATE INTERESTS                    74,100,680
                                                                    --------------------
                  (Cost $70,302,401)
                  REPURCHASE AGREEMENT - 6.4%
                  (Cost $11,600,000)
    11,600,000    Agreement with Wachovia Capital Markets, LLC,
                    1.470% dated 8/31/04, to be repurchased at
                    $11,600,474 on 9/01/04, collateralized by
                    $10,695,000 U.S. Treasury Bond, 6.500% due
                    10/15/06 (Value $11,831,996)                          11,600,000
                                                                    --------------------

                  UNFUNDED LOAN COMMITMENT - (2.1)%                       (3,824,161)
                                                                    --------------------

                  TOTAL INVESTMENTS - 139.0%                             250,584,858
                  (Cost $243,850,759)**

                  PAYABLE FOR INVESTMENTS PURCHASED - (5.2)%              (9,355,990)

                  NET OTHER ASSETS AND LIABILITIES - (33.8)%             (60,974,900)
                                                                    --------------------
                  NET ASSETS - 100.0%                               $    180,253,968
                                                                    ====================

--------------------------------------------------------------------------------------------
                 +    Unfunded Loan Commitment.
                 *    Non-income producing security.
                **    Aggregate cost for federal tax purposes.
               ***    L of C - Letter of Credit

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund - (Continued)
Portfolio of Investments
August 31, 2004 (Unaudited)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

                  Common Stocks and Canadian Income Trusts:
                  Water-Utilities                                      26.3%
                  Electric-Utilities                                   21.9
                  Heating/Energy Services                              11.2
                  Multi-Utilities                                      11.2
                  Gas-Pipelines                                         9.6
                  Power Generation                                      8.3
                  Gas-Utilities                                         5.1
                                                                 -----------
                      Total Common Stocks                              93.6
                  Senior Floating Rate Interests                       41.1
                  Repurchase Agreement                                  6.4

                  Payable for Investments Purchased                    (5.2)
                  Unfunded Loan Commitments                            (2.1)
                  Net Other Assets and Liabilities                    (33.8)
                                                                 -----------
                                                                      100.0%
                                                                 -----------

                   Notes to Quarterly Portfolio of Investments
                           August 31, 2004 (Unaudited)

1.       VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value, with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Floating Rate Interests ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third

                   Notes to Quarterly Portfolio of Investments
                     August 31, 2004 (Continued) (Unaudited)

party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in good faith under procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

2.       UNREALIZED APPRECIATION/(DEPRECIATION)

On August 31, 2004, net unrealized appreciation for Federal tax purposes was $6,734,099, consisting of $8,656,607 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $1,922,508 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MACQUARIE/FIRST TRUST GLOBAL  INFRASTRUCTURE/UTILITIES  DIVIDEND &
              INCOME FUND
              ------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date   NOVEMBER 1, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date   NOVEMBER 1, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date   NOVEMBER 1, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.